Staff costs (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Staff Costs

	2022	2021	2020
	RMB million	RMB million	RMB million
Salaries, wages and welfare	23,269	23,441	22,592
Defined contribution retirement scheme	2,798	2,802	2,183
Termination benefits	107	50	72

	26,174	26,293	24,847